Property, Plant and Equipment - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 338.7	$ 332.5	$ 355.0
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,158.4	1,118.6
Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(819.7)	(786.1)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	23.2	24.2	23.6
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	35.2	36.2
Land | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(12.0)	(12.0)
Buildings including improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	155.5	150.4	154.6
Buildings including improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	383.5	360.6
Buildings including improvements | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(228.0)	(210.2)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	160.0	157.9	$ 176.8
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	739.7	721.8
Machinery and equipment | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (579.7)	$ (563.9)